UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                650 Fifth Avenue
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                650 Fifth Avenue
                               New York, NY 10019
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2006

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

                            [THE ARBITRAGE FUND LOGO OMITTED]

                         A SERIES OF THE ARBITRAGE FUNDS

                                650 Fifth Avenue
                            New York, New York 10019

                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                               WWW.THEARBFUND.COM

                         [THE ARBITRAGE FUND LOGO OMITTED]
                            WATER ISLAND CAPITAL, LLC
                                650 FIFTH AVENUE
                            NEW YORK, NEW YORK 10019
                                   ----------
                      TEL: 212.259.2656  FAX: 212.259.2698

January 5, 2006

Dear Shareholder:

As you may be aware, The Arbitrage Fund runs on a May 31 fiscal year. Accordingly, in addition to our monthly and quarterly reviews, we are pleased to provide you with our Semi-Annual Report for the six months ended November 30, 2005. We also take this opportunity to report to you that performance, for Class R shares, for this six month period was 1.94% compared with 5.88% for the S&P 500 Index. Moreover, we saw in December the closing of the calendar (though not the Fund's fiscal) year herald the successful close of many deals we had invested in over the last six months.

With respect to our outlook for 2006, we think it worthwhile to consider the recent quotes of two noted bankers on the subject:

"2006 MAY WELL BE THE BEST YEAR EVER FOR MERGERS AND ACQUISITIONS...WE'RE ENTERING '06 IN A HEALTHIER ENVIRONMENT THAN I THINK EVEN IN 2000."
-- Paul Taubman,  Morgan  Stanley,  Global  Head of M&A,  Bloomberg  Magazine,
   February 2006

"WE'RE PROJECTING A 20% INCREASE IN M&A VOLUMES NEXT YEAR"
-- Richard Fuld, Lehman Brothers Holdings, Inc., Chairman and Chief Executive
   Officer, Bloomberg Magazine, February 2006

If so, the nearly $3 trillion in deals would surpass even 2000's record high.

With the new year upon us, and no slowdown in M&A activity in sight, we take this opportunity to thank you for your interest in our unique fund.

Sincerely,

/s/ John S. Orrico
John S. Orrico, CFA
Portfolio Manager
President, Water Island Capital, LLC

THE MATERIAL ABOVE REFLECTS THE MANAGER'S OPINION OF THE MARKET AS OF A CERTAIN DATE AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE.

THIS REPORT IS INTENDED FOR THE FUND'S SHAREHOLDERS. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                               THE ARBITRAGE FUND
                              Portfolio Information
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------


ASSET ALLOCATION (as a percentage of total investments)
--------------------------------------------------------------------------------

The following  chart shows the Fund's asset  composition  as of the report date.

   [THE FOLLOWING TABLE WAS REPRESENTED BY PIE CHART IN THE PRINTED MATERIAL.]

Common Stocks - 90.75%
Equity Swaps - 5.03%
Real Estate Investment Trusts - 2.75%

Other - 1.47%

                               THE ARBITRAGE FUND
                       Statement of Assets and Liabilities
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments in securities:
      At acquisition cost                                                              $  196,597,003
                                                                                       ==============
      At value (Note 1)                                                                $  200,861,503
   Deposits with brokers for securities sold short (Note 1)                                40,015,893
   Receivable for investment securities sold                                                1,946,324
   Receivable for capital shares sold                                                       1,260,088
   Net unrealized appreciation on forward currency exchange contracts (Note 9)                508,035
   Dividends and interest receivable                                                          227,398
   Prepaid expenses                                                                            35,010
                                                                                       --------------
      Total Assets                                                                        244,854,251
                                                                                       --------------
LIABILITIES
   Bank overdraft denominated in foreign currency (cost $1,569,200) (Note 6)                1,568,189
   Written options, at value (Notes 1 and 4) (premiums received $543,555)                     644,307
   Securities sold short, at value (Note 1) (proceeds $36,731,334)                         39,430,795
   Payable for investment securities purchased                                              4,743,218
   Payable for capital shares redeemed                                                      1,323,119
   Dividends payable on securities sold short (Note 1)                                         93,228
   Payable to Adviser (Note 3)                                                                199,415
   Payable to Distributor                                                                     106,714
   Payable to Trustees                                                                         16,429
   Payable to Administrator (Note 3)                                                           16,246
   Other accrued expenses and liabilities                                                     149,046
                                                                                       --------------
      Total Liabilities                                                                    48,290,706
                                                                                       --------------
NET ASSETS                                                                             $  196,563,545
                                                                                       ==============
NET ASSETS CONSIST OF:
Paid-in capital                                                                        $  201,795,192
Undistributed net investment income                                                           466,945
Accumulated net realized losses on security transactions and option contracts              (7,670,286)
Net unrealized appreciation (depreciation) on:
   Investments                                                                              4,264,500
   Short positions                                                                         (2,699,461)
   Written option contracts                                                                  (100,752)
   Translation of assets in foreign currencies                                                507,407
                                                                                       --------------
Net Assets                                                                             $  196,563,545
                                                                                       ==============
PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                                                $  113,935,279
                                                                                       ==============
Shares of beneficial interest outstanding (unlimited number of shares authorized, no
   par value)                                                                               9,404,866
                                                                                       ==============
Net assets value and offering price per share(a)                                       $        12.11
                                                                                       ==============
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                                                $   82,628,266
                                                                                       ==============
Shares of beneficial interest outstanding (unlimited number of shares authorized, no
   par value)                                                                               6,784,350
                                                                                       ==============
Net assets value and offering price per share(a)                                       $        12.18
                                                                                       ==============

(a) Redemption price varies based on length of time held (Note 1).

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                             Statement of Operations
             For the Six Months Ended November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                           $    2,042,551
   Interest                                                                                   671,448
   Other (Note 8)                                                                               1,151
                                                                                       --------------
      Total Income                                                                          2,715,150
                                                                                       --------------
EXPENSES
   Investment advisory fees (Note 3)                                                        1,536,512
   Distribution expense, Class R (Note 3)                                                     154,675
   Administration fees (Note 3)                                                               107,567
   Dividend expense                                                                           352,154
   Custodian and bank service fees                                                             49,686
   Registration and filing fees, Common                                                        28,789
   Registration and filing fees, Class R                                                        1,195
   Registration and filing fees, Class I                                                        1,090
   Printing of shareholder reports                                                             28,630
   Transfer agent fees                                                                         27,165
   Transfer agent and shareholder service fees, Class R (Note 3)                                3,695
   Transfer agent, account maintenance and shareholder service fees, Class I
     (Note 3)                                                                                   5,161
   Trustees' fees                                                                              25,929
   Insurance expense                                                                           24,602
   Professional fees                                                                           18,956
   Fund accounting fees                                                                        13,975
   Postage and supplies                                                                         3,181
   Other expenses                                                                              39,978
                                                                                       --------------
      Total Expenses                                                                        2,422,940
   Fees waived by the Adviser (Note 3)                                                       (171,834)
   Class R expenses reimbursed by the Adviser (Note 3)                                         (1,740)
   Class I expenses reimbursed by the Adviser (Note 3)                                         (1,161)
                                                                                       --------------
      Net Expenses                                                                          2,248,205
                                                                                       --------------
NET INVESTMENT INCOME                                                                         466,945
                                                                                       --------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
   FOREIGN CURRENCIES (NOTE 6)
   Net realized gains from:
      Security transactions                                                                 6,608,102
      Option contracts                                                                        406,074
      Foreign currency transactions                                                           801,455
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                                          (4,149,316)
      Short positions                                                                         661,789
      Written option contracts                                                                 43,979
      Foreign currency translation                                                           (660,673)
                                                                                       --------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   AND FOREIGN CURRENCIES                                                                   3,711,410
                                                                                       --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                             $    4,178,355
                                                                                       ==============

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED           YEAR
                                                                        NOVEMBER 30,        ENDED
                                                                            2005           MAY 31,
                                                                         (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                                         $    466,945   $   (3,340,794)
   Net realized gains (losses) from:
      Security transactions                                                6,608,102       (2,877,488)
      Option contracts                                                       406,074          867,279
      Foreign currency transactions                                          801,455         (267,246)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                         (4,149,316)       2,933,375
      Short positions                                                        661,789       (3,695,496)
      Written option contracts                                                43,979           88,045
      Foreign currency translation                                          (660,673)       1,168,107
                                                                        ------------   --------------
Net increase (decrease) in net assets resulting from operations            4,178,355       (5,124,218)
                                                                        ------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net realized gains, Class R                                 --       (7,254,491)
   Distributions from net realized gains, Class I                                 --       (4,670,105)
                                                                        ------------   --------------
Decrease in net assets from distributions to shareholders                         --      (11,924,596)
                                                                        ------------   --------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS R

   Proceeds from shares sold                                              11,395,862       43,128,832
   Shares issued in reinvestment of distributions                                 --        7,011,970
   Proceeds from redemption fees collected (Note 1)                           25,100           25,653
   Payments for shares redeemed                                          (34,015,565)    (145,366,395)
                                                                        ------------   --------------
Net decrease in net assets from
   Class R share transactions                                            (22,594,603)     (95,199,940)
                                                                        ------------   --------------
CLASS I
   Proceeds from shares sold                                              16,216,399       54,421,439
   Shares issued in reinvestment of distributions                                 --        4,413,952
   Proceeds from redemption fees collected (Note 1)                              147           10,556
   Payments for shares redeemed                                          (29,688,574)    (126,968,574)
                                                                        ------------   --------------
Net decrease in net assets from
   Class I share transactions                                            (13,472,028)     (68,122,627)
                                                                        ------------   --------------

TOTAL DECREASE IN NET ASSETS                                             (31,888,276)    (180,371,381)

NET ASSETS
   Beginning of period                                                   228,451,821      408,823,202
                                                                        ------------   --------------
   End of period                                                        $196,563,545   $  228,451,821
                                                                        ============   ==============
UNDISTRIBUTED NET INVESTMENT INCOME                                     $    466,945   $           --
                                                                        ============   ==============

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS R
                              Financial Highlights
--------------------------------------------------------------------------------

      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED         YEAR         YEAR        YEAR       YEAR      PERIOD
                                                          NOV. 30,       ENDED        ENDED       ENDED      ENDED      ENDED
                                                            2005        MAY 31,      MAY 31,     MAY 31,    MAY 31,    MAY 31,
                                                        (UNAUDITED)      2005         2004        2003       2002      2001(a)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  $    11.88     $   12.52    $  12.20    $  11.19   $  11.66   $  10.00
                                                        ----------     ---------    --------    --------   --------   --------
Income (loss) from investment operations:
   Net investment income (loss)                               0.02         (0.19)      (0.19)      (0.04)     (0.04)      0.22
   Net realized and unrealized gains (losses) on
     investments and foreign currencies                       0.21          0.07        1.01        1.20      (0.08)      1.46
                                                        ----------     ---------    --------    --------   --------   --------
Total from investment operations                              0.23         (0.12)       0.82        1.16      (0.12)      1.68
                                                        ----------     ---------    --------    --------   --------   --------

Less distributions:
   From net investment income                                   --            --          --          --         --      (0.02)
   From net realized gains                                      --         (0.52)      (0.50)      (0.15)     (0.35)        --
                                                        ----------     ---------    --------    --------   --------   --------
Total distributions                                             --         (0.52)      (0.50)      (0.15)     (0.35)     (0.02)
                                                        ----------     ---------    --------    --------   --------   --------

Proceeds from redemption fees collected                       0.00(b)       0.00(b)     0.00(b)       --         --         --
                                                        ----------     ---------    --------    --------   --------   --------

Net asset value at end of period                        $    12.11     $   11.88    $  12.52    $  12.20   $  11.19   $  11.66
                                                        ==========     =========    ========    ========   ========   ========

Total return (d)                                              1.94%(c)     (1.07)%      6.66%      10.41%     (0.86)%    16.93%(c)
                                                        ==========     =========    ========    ========   ========   ========

Net assets at end of period (000's)                     $  113,935     $ 134,035    $239,494    $129,879   $ 11,314   $  1,631
                                                        ==========     =========    ========    ========   ========   ========

Ratio of gross expenses to average net assets                 2.23%(c)      2.36%       2.46%       3.00%      6.19%     51.30%(e)
Ratio of gross expenses to average net assets
   excluding dividend expense (f)                             2.12%(c)      2.06%       2.01%       2.54%      5.94%        --
Ratio of net expenses to average net assets excluding
   dividend expense (f)(g)                                    1.95%(c)      1.95%       1.95%       1.95%      1.94%      1.95%(e)
Ratio of net investment income (loss) to average net
   assets:
   Before advisory fees waived and expenses reimbursed        0.35%(c)     (1.27)%     (1.76)%     (1.56)%    (5.19)%   (50.05)%(e)
   After advisory fees waived and expenses reimbursed         0.18%(c)     (1.16)%     (1.69)%     (0.97)%    (1.18)%    (0.70)%(e)

Portfolio turnover rate                                        229%(e)       387%        251%        511%     2,480%     2,952%

(a) Represents the period from the commencement of operations (September 17, 2000) through May 31, 2001.
(b)   Amount rounds to less than $0.01 per share.
(c)   Not annualized.
(d) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)   Annualized.
(f) Dividend expense totaled 0.11%, 0.30%, 0.45%, 0.46% and 0.25% of average net assets for the periods ended November 30, 2005 and May 31, 2005, 2004, 2003 and 2002, respectively.
(g) Ratios were determined based on net assets after advisory fees waived and expenses reimbursed.

Amounts designated as "--" are either $0 or round to $0.

See accompanying notes to financial statements.

                          THE ARBITRAGE FUND - CLASS I
                              Financial Highlights
--------------------------------------------------------------------------------

      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED           YEAR         PERIOD
                                                  NOVEMBER 30,       ENDED        ENDED
                                                      2005          MAY 31,      MAY 31,
                                                   (UNAUDITED)       2005        2004(a)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period            $      11.93     $  12.54     $   12.86
                                                  ------------     --------     ---------
Income (loss) from investment operations:
   Net investment income (loss)                           0.04        (0.15)        (0.07)
   Net realized and unrealized gains on
      investments and foreign currencies                  0.21         0.06          0.25
                                                  ------------     --------     ---------
Total from investment operations                          0.25        (0.09)         0.18
                                                  ------------     --------     ---------

Less distributions:
   From net realized gains                                  --        (0.52)        (0.50)
                                                  ------------     --------     ---------

Proceeds from redemption fees collected                   0.00(b)      0.00(b)       0.00(b)
                                                  ------------     --------     ---------

Net asset value at end of period                  $      12.18     $  11.93     $   12.54
                                                  ============     ========     =========

Total return (d)                                          2.10%(c)    (0.82%)        1.35%(c)
                                                  ============     ========     =========

Net assets at end of period (000's)               $     82,628     $ 94,417     $ 169,330
                                                  ============     ========     =========

Ratio of gross expenses to average net assets             1.98%(c)     2.14%         2.27%(e)
Ratio of gross expenses to average net assets
   excluding dividend expense (f)                         1.87%(c)     1.84%         1.82%(e)
Ratio of net expenses to average net assets
   excluding dividend expense (f) (g)                     1.70%(c)     1.70%         1.70%(e)
Ratio of net investment income (loss) to
   average net assets:
   Before advisory fees waived and
      expenses reimbursed                                 0.62%(c)    (1.05%)       (1.56%)(e)
   After advisory fees waived and
      expenses reimbursed                                 0.44%(c)    (0.91%)       (1.44%)(e)

Portfolio turnover rate                                    229%(e)      387%          251%(e)

(a) Represents the period from the commencement of operations (October 17, 2003) through May 31, 2004.
(b)   Amount rounds to less than $0.01 per share.
(c)   Not annualized.
(d) Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)   Annualized.
(f) Dividend expense totaled 0.11%, 0.30% and 0.45%(e) of average net assets for the periods ended November 30, 2005, May 31, 2005 and 2004, respectively.
(g) Ratios were determined based on net assets after advisory fees waived and expenses reimbursed.

Amounts designated as "--" are either $0 or round to $0.

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          November 30, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
  SHARES    COMMON STOCK -- 92.74%                                               VALUE
-------------------------------------------------------------------------------------------
            AIR TRANSPORTATION -- 0.16%
    1,000   Kobenhavns Lufthavne .........................................   $     313,985
                                                                             -------------
            AUTOMOTIVE -- 1.45%
  165,300   Titan International, Inc.(c) .................................       2,849,772
                                                                             -------------
            BANKS -- 1.98%
    5,000   Bank Austria Creditswap ......................................         553,519
    5,300   Central Coast Bancorp(a) (c) .................................         130,486
   17,500   Columbia Bancorp .............................................         721,175
   62,500   Commercial Federal Corp. .....................................       2,152,500
   15,000   Dexia ........................................................         327,336
        1   Mitsubishi Tokyo Financial Group, Inc. .......................           7,572
                                                                             -------------

                                                                                 3,892,588
                                                                             -------------
            BEVERAGES -- 1.04%
   69,000   Vincor International, Inc.(a) ................................       2,037,731
                                                                             -------------
            BIOTECHNOLOGY -- 2.51%
   45,000   Chiron Corp.(a) (c) ..........................................       1,993,500
   95,000   ID Biomedical Corp.(a) .......................................       2,805,571
  210,900   Oragenics, Inc.(a) ...........................................         137,085
                                                                             -------------

                                                                                 4,936,156
                                                                             -------------
            BUILDING & CONSTRUCTION SUPPLIES -- 0.75%
  125,000   Amstelland ...................................................       1,470,744
                                                                             -------------
            CHEMICALS -- 0.27%
1,500,000   Jilin Chemical Industries Co. Ltd., Cl H (a) .................         527,100
                                                                             -------------
            COMPUTERS & SERVICES -- 2.07%
   75,000   Enterasys Networks, Inc.(a) ..................................         977,250
   40,000   Macromedia, Inc.(a) ..........................................       1,794,400
   15,000   Unilog SA ....................................................       1,290,070
                                                                             -------------

                                                                                 4,061,720
                                                                             -------------
            CONSUMER PRODUCTS -- 2.11%
   39,500   Darling International, Inc.(a) ...............................         133,905
  155,930   Onieda Ltd.(a) ...............................................         152,811
   67,000   Reebok International Ltd.(c) .................................       3,857,860
                                                                             -------------

                                                                                 4,144,576
                                                                             -------------
            ELECTRIC -- 1.03%
   25,000   Cinergy Corp. ................................................       1,027,000
    2,000   Electrabel ...................................................         990,085
                                                                             -------------

                                                                                 2,017,085
                                                                             -------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
  SHARES    COMMON STOCK -- 92.74% (Continued)                                   VALUE
-------------------------------------------------------------------------------------------
            ENTERTAINMENT -- 0.31%
   40,000   Namco Bandai Holdings(a) .....................................   $     606,744
                                                                             -------------
            FINANCIAL SERVICES -- 5.21%
   25,806   Capital One Financial Corp.(b) ...............................       2,143,431
   26,600   Clarington Corp.(a) ..........................................         341,449
   10,000   Kvaerner ASA(a) ..............................................         295,561
  196,696   Loring Ward International Ltd.(a) ............................         841,623
  155,000   MBNA Corp.(c) ................................................       4,149,350
   75,000   Metris Co.(a) ................................................       1,124,250
   20,000   Westcorp .....................................................       1,344,800
                                                                             -------------

                                                                                10,240,464
                                                                             -------------
            HEALTHCARE SERVICES AND PRODUCTS -- 17.25%
  558,400   Beverly Enterprises, Inc.(a) (b) (c) .........................       6,656,128
  535,000   Compex Technologies, Inc.(a) .................................       3,621,950
   35,000   Guidant Corp.(b) .............................................       2,158,800
   52,000   IDX Systems Corp.(a) .........................................       2,270,840
   16,731   Inamed Corp.(a) ..............................................       1,402,727
  265,000   NDCHealth Corp.(a) (c) .......................................       4,992,600
   72,450   Neoforma, Inc.(a) ............................................         713,633
   65,000   Pacificare Health Systems, Inc.(a) (c) .......................       5,592,600
    5,000   Per Se Technologies, Inc.(a) (b) .............................         114,400
   70,000   Renal Care Group, Inc.(a) (c) ................................       3,286,500
   40,000   WellChoice, Inc.(a) (c) ......................................       3,098,000
                                                                             -------------

                                                                                33,908,178
                                                                             -------------
            HOTELS & LODGING -- 0.84%
  150,000   La Quinta Corp.(a) ...........................................       1,644,000
                                                                             -------------
            INSURANCE -- 1.37%
   75,800   UICI(c) ......................................................       2,699,996
                                                                             -------------
            MACHINERY -- 4.68%
  130,000   Engineered Support System, Inc.(c) ...........................       5,253,300
   70,000   York International Corp. .....................................       3,940,300
                                                                             -------------

                                                                                 9,193,600
                                                                             -------------
            MEDIA -- 1.66%
   70,000   Liberty Corp. ................................................       3,263,400
    5,000   TVSL(a) ......................................................              --
                                                                             -------------

                                                                                 3,263,400
                                                                             -------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
  SHARES    COMMON STOCK -- 92.74% (Continued)                                   VALUE
-------------------------------------------------------------------------------------------
            METALS & MINING -- 2.66%
  120,000   Falconbridge Ltd.(c) .........................................   $   3,589,063
   75,000   Placer Dome, Inc.(b) .........................................       1,645,500
                                                                             -------------

                                                                                 5,234,563
                                                                             -------------
            OFFICE AND BUSINESS EQUIPMENT -- 1.03%
1,356,754   Danka Business Systems Plc ADR(a) ............................       2,021,563
                                                                             -------------
            PAPER & PAPER PRODUCTS -- 1.45%
  275,156   Carter Holt Harvey Ltd. ......................................         481,617
   50,000   Georgia-Pacific Corp. ........................................       2,364,500
                                                                             -------------

                                                                                 2,846,117
                                                                             -------------
            PETROLEUM & FUEL PRODUCTS -- 7.23%
   62,400   Spinnaker Exploration Co.(a) .................................       4,072,848
  179,300   Terasen, Inc. ................................................       5,428,637
   90,000   Vintage Petroleum, Inc.(c) ...................................       4,714,200
                                                                             -------------

                                                                                14,215,685
                                                                             -------------
            PHARMACEUTICALS -- 2.37%
  150,000   IVAX Corp(a) .................................................       4,494,000
    5,000   Medicis Pharmaceutical Corp., Cl A(b) ........................         159,550
                                                                             -------------

                                                                                 4,653,550
                                                                             -------------
            PRINTING & PUBLISHING -- 0.89%
   60,000   Dex Media, Inc.(c) ...........................................       1,633,200
   25,000   Findexa Ltd. .................................................         121,418
                                                                             -------------

                                                                                 1,754,618
                                                                             -------------
            PROFESSIONAL SERVICES -- 0.78%
  209,886   Learning Care Group, Inc.(a) .................................       1,534,267
                                                                             -------------
            REAL ESTATE -- 0.19%
  225,000   Henderson Investment Ltd. ....................................         378,641
                                                                             -------------
            RETAIL -- 4.01%
  159,500   Foodland Associated Ltd. .....................................       3,447,454
  500,000   Royster-Clark Ltd. ...........................................       4,445,681
                                                                             -------------

                                                                                 7,893,135
                                                                             -------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
  SHARES    COMMON STOCK -- 92.74% (Continued)                                   VALUE
-------------------------------------------------------------------------------------------
            SEMICONDUCTORS -- 3.36%
  285,000   Advanced Power Technology, Inc.(a) (c) .......................   $   3,838,950
  100,000   August Technology Corp.(a) ...................................       1,077,000
  799,749   Mindspeed Technologies, Inc.(a) ..............................       1,471,538
   17,730   Rudolph Technologies, Inc.(a) ................................         227,831
                                                                             -------------

                                                                                 6,615,319
                                                                             -------------
            SOFTWARE -- 15.92%
  175,300   Captiva Software Corp.(a) (c) ................................       3,875,883
   45,700   CCC Information Services Group(a) ............................       1,193,227
  507,500   Cyberguard Corp.(a) (c) ......................................       4,811,100
  190,000   Geac Computer Corp. Ltd.(a) (c) ..............................       2,036,800
1,000,700   Intellisync Corp.(a) .........................................       5,083,556
  140,000   Peregrine Systems, Inc.(a) ...................................       3,612,000
  456,817   Private Business, Inc.(a) ....................................         589,294
   60,000   Serena Sofrware, Inc.(a) .....................................       1,406,400
  450,000   Siebel Systems, Inc.(c) ......................................       4,725,000
  300,000   Verity, Inc.(a) ..............................................       3,954,000
                                                                             -------------

                                                                                31,287,260
                                                                             -------------
            STEEL & STEEL WORKS -- 0.65%
   55,000   Roanoke Electric Steel Corp. .................................       1,280,950
                                                                             -------------
            TELEPHONES & TELECOMMUNICATIONS -- 7.25%
   50,000   Alamosa Holdings, Inc.(a) ....................................         924,000
  200,000   MCI, Inc.(c) .................................................       3,972,000
   35,000   NEC Infrontia Corp. ..........................................         166,437
  100,000   Scientific-Atlanta, Inc. .....................................       4,232,000
    5,000   TDC A/S ......................................................         299,354
  152,724   Teleglobe International Holdings Ltd.(a) .....................         667,404
  125,000   Telewest Global, Inc.(a) (c) .................................       2,786,250
  400,000   Wireless Matrix Corp.(a) .....................................         157,460
  475,454   Zhone Technologies(a) ........................................       1,050,753
                                                                             -------------

                                                                                14,255,658
                                                                             -------------
            TRANSPORTATION SERVICES -- 0.26%
   18,841   TNT NV .......................................................         508,892
                                                                             -------------

            TOTAL COMMON STOCK (Cost $177,689,869) .......................   $ 182,288,057
                                                                             -------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
  SHARES    EQUITY SWAPS -- 5.15%                                                VALUE
-------------------------------------------------------------------------------------------
  230,000   Aegis Group Plc ..............................................   $     472,616
  200,000   Exel Plc .....................................................       4,191,037
   52,024   Northgate Plc ................................................         891,223
  400,000   O2 Plc .......................................................       1,356,636
   20,000   Ottakar's Plc ................................................         141,374
  225,000   Paladin Resources Plc ........................................       1,386,053
   75,000   PD Ports Plc .................................................         180,070
  175,000   Peacock Group Plc ............................................       1,003,850
    1,500   Peninsular & Oriental Steam Navigation Co. ...................          11,427
   50,000   Westbury Plc .................................................         477,591
                                                                             -------------

            TOTAL EQUITY SWAPS (Cost $10,254,952) ........................   $  10,111,877
                                                                             -------------

-------------------------------------------------------------------------------------------
  SHARES    REAL ESTATE INVESTMENT TRUSTS -- 2.81%                               VALUE
-------------------------------------------------------------------------------------------
   70,000   AMLI Residential Properties Trust ............................   $   2,630,600
   75,000   Capital Automotive REIT ......................................       2,897,250
                                                                             -------------

            TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,494,219) ........   $   5,527,850
                                                                             -------------

-------------------------------------------------------------------------------------------
  SHARES    WARRANTS -- 0.00%                                                    VALUE
-------------------------------------------------------------------------------------------
   85,000   Oragenics, Inc.(a)(d) (Cost $--) .............................   $          --
                                                                             -------------

-------------------------------------------------------------------------------------------
  SHARES    ESCROWED RIGHTS -- 0.01%                                             VALUE
-------------------------------------------------------------------------------------------
   35,300   Hoenig Group, Inc. - contingent payment rights(a)(e) .........   $          --
   72,740   Information Resources, Inc. - contingent value rights(a)(e) ..          24,732
  247,200   PetroCorp, Inc. - escrow shares(a)(e) ........................              --
                                                                             -------------

            TOTAL ESCROWED RIGHTS (Cost $64,116) .........................   $      24,732
                                                                             -------------

-------------------------------------------------------------------------------------------
CONTRACTS   PUT OPTION CONTRACTS -- 0.02%                                        VALUE
-------------------------------------------------------------------------------------------
            Capital One Financial Corp.,
      200      12/20/05 at $80 ...........................................   $      12,000
            DRS Technologies, Inc.,
      120      12/20/05 at $45 ...........................................           3,600
      100      12/20/2005 at $50 .........................................          15,500

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                          November 30, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
CONTRACTS   PUT OPTION CONTRACTS -- 0.02% (continued)                            VALUE
-------------------------------------------------------------------------------------------
            Duke Energy Corp.,
      350      1/24/06 at $25 ............................................   $       4,375
            Inamed Corp.,
      100      12/20/05 at $70 ...........................................              --
            Johnson & Johnson,
      100      12/20/05 at $60 ...........................................           2,250
            Microsemi Corp.,
      150      12/20/05 at $22.5 .........................................              --
            Per Se Technologies, Inc.,
      250      12/20/05 at $20 ...........................................              --
      350      12/20/2005 at $17.5 .......................................              --
            United Health Group, Inc.,
      150      12/20/05 at $50 ...........................................              --
            WellPoint, Inc.,
      125      12/20/05 at $72.5 .........................................           3,750
                                                                             -------------

            TOTAL PUT OPTION CONTRACTS (Cost $226,335) ...................   $      41,475
                                                                             -------------

-------------------------------------------------------------------------------------------
  SHARES    MONEY MARKET SECURITY -- 1.46%                                       VALUE
-------------------------------------------------------------------------------------------
2,867,512   Dreyfus Treasury Prime Cash Management Fund,
               3.55% (f) (Cost $2,867,512) ...............................   $   2,867,512
                                                                             -------------

            TOTAL INVESTMENTS AT VALUE -- 102.19% (Cost $196,597,003) ....   $ 200,861,503

            OTHERASSETS IN EXCESS OF LIABILITIES -- (2.19)% ..............      (4,297,958)
                                                                             -------------

            NET ASSETS -- 100.00% ........................................   $ 196,563,545
                                                                             =============

(a)   Non-income producing security.
(b)   Underlying security for a written/purchased call/put option.
(c) All or a portion of the shares have been committed as collateral for open short positions.
(d) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(e) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(f)   Rate shown is the 7-day yield as of November 30, 2005.
ADR -- American Depositary Receipt
Cl -- Class
Ltd. -- Limited
Plc -- Public Limited Company
REIT -- Real Estate Investment Trust

                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                          November 30, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
  SHARES    COMMON STOCK -- 20.06%                                               VALUE
-------------------------------------------------------------------------------------------
            BANKS -- 3.13%
   77,509   Bank of America Corp. ........................................   $   3,556,888
   20,300   Fulton Financial Corp. .......................................         352,814
   99,600   UniCredito Italiano (a) ......................................         617,062
   30,500   Wachovia Corp. ...............................................       1,628,700
                                                                             -------------

                                                                                 6,155,464
                                                                             -------------
            COMPUTERS & SERVICES -- 1.77%
  253,130   Secure Computing Corp.(a) ....................................       3,478,006
                                                                             -------------
            ENTERTAINMENT -- 0.31%
   39,750   Namco Bandai Holdings(a) .....................................         602,952
                                                                             -------------
            FOOD -- 1.20%
  287,000   Metcash Ltd. .................................................         962,275
  111,051   Woolworths Ltd. ..............................................       1,398,124
                                                                             -------------

                                                                                 2,360,399
                                                                             -------------
            GAS/NATURAL GAS -- 0.97%
   21,000   Kinder Morgan, Inc. ..........................................       1,902,600
                                                                             -------------
            HEALTHCARE SERVICES AND PRODUCTS -- 4.61%
  635,500   Encore Medical Corp.(a) ......................................       3,355,440
      300   Per Se Technologies, Inc.(a) (b) .............................           6,864
   53,600   UnitedHealth Group, Inc.(b) ..................................       3,208,496
   32,500   WellPoint, Inc(a) (b) ........................................       2,496,975
                                                                             -------------

                                                                                 9,067,775
                                                                             -------------
            METALS & MINING -- 1.01%
   16,400   Barrick Gold Corp. ...........................................         436,404
   13,000   Inco .........................................................         570,151
   22,200   Inco Ltd.(b) .................................................         976,578
                                                                             -------------

                                                                                 1,983,133
                                                                             -------------
            PETROLEUM & FUEL PRODUCTS -- 1.62%
   40,000   Occidental Petroleum Corp.(b) ................................       3,172,000
        1   Valero Energy Corp. ..........................................              61
                                                                             -------------

                                                                                 3,172,061
                                                                             -------------
            PHARMACEUTICALS -- 1.37%
   65,647   Teva Pharmaceutical ADR ......................................       2,683,649
                                                                             -------------
            PRINTING & PUBLISHING -- 0.48%
    3,300   Eniro AB .....................................................          35,946
   14,500   R.H. Donnelley Corp. .........................................         913,210
                                                                             -------------

                                                                                   949,156
                                                                             -------------

                               THE ARBITRAGE FUND
                  Schedule of Securities Sold Short (Continued)
                          November 30, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
  SHARES    COMMON STOCK -- 20.06% (continued)                                   VALUE
-------------------------------------------------------------------------------------------
            PROFESSIONAL SERVICES -- 0.15%
   10,900   Aker ASA, A Shares(a) ........................................   $     297,878
                                                                             -------------
            REAL ESTATE -- 0.19%
   86,000   Henderson Land Development Co. Ltd. ..........................         380,389
                                                                             -------------
            SEMICONDUCTORS -- 1.01%
   71,600   Microsemi Corp.(a) (b) .......................................       1,986,900
                                                                             -------------
            SOFTWARE -- 0.92%
   55,514   Adobe Systems, Inc. ..........................................       1,810,312
                                                                             -------------
            STEEL & STEEL WORKS -- 0.39%
   22,000   Steel Dynamics Inc.(b) .......................................         761,640
                                                                             -------------
            TELEPHONES & TELECOMMUNICATIONS -- 0.25%
    5,700   NTL, Inc.(a) (b) .............................................         331,911
    5,000   Verizon Communications, Inc.(b) ..............................         159,900
                                                                             -------------
                                                                                   491,811
                                                                             -------------
            TRANSPORTATION SERVICES -- 0.56%
   50,854   Deutsche Post AG .............................................       1,104,961
                                                                             -------------
            WATER UTILITIES -- 0.12%
    8,444   Suez .........................................................         241,709
                                                                             -------------

            TOTAL COMMON STOCK (Proceeds $36,731,334) ....................   $  39,430,795
                                                                             -------------

            TOTAL SECURITIES SOLD SHORT - 20.06% (Proceeds $36,731,334) ..   $  39,430,795
                                                                             =============

(a)   Non-income producing security.
(b) Underlying security for a written/purchased call/put option. ADR -- American Depositary Receipt
Ltd. -- Limited

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          November 30, 2005 (Unaudited)

-------------------------------------------------------------------------------------------
CONTRACTS   WRITTEN CALL OPTIONS -- (0.33)%                                      VALUE
-------------------------------------------------------------------------------------------
            Allergan,
       75      12/20/05 at $95 ...........................................   $      42,000
            Beverly Enterprise, Inc.,
      250      1/24/06 at $12.5 ..........................................           3,125
            Capital One Financial Corp.,
      100      12/20/05 at $90 ...........................................           1,000
            Duke Energy Corp.,
      350      1/24/06 at $30 ............................................           2,625
      350      1/24/2006 at $27.5 ........................................          15,750
            Guidant Corp.,
    2,000      12/18/05 at $70 ...........................................              --
            Inco Ltd.,
      130      12/20/05 at $45 ...........................................          10,400
            Johnson & Johnson,
       70      12/20/05 at $60 ...........................................          15,050
      100      12/20/2005 at $65 .........................................           1,250
            Medicis Pharmaceutical Corp.,
      100      12/20/05 at $30 ...........................................          25,000
            Microsemi Corp.,
      150      12/20/05 at $25 ...........................................          41,625
      375      12/20/2005 at $22.5 .......................................         196,875
            NTL, Inc.,
       50      12/20/05 at $60 ...........................................           4,250
            Occidental Petroleum Corp.,
       50      12/20/05 at $70 ...........................................          47,000
            Per Se Technologies, Inc.,
      250      12/20/05 at $25 ...........................................              --
      247      12/20/2005 at $20 .........................................          73,482
      100      12/20/2005 at $22.5 .......................................           8,250
            Placer Dome, Inc.,
      250      12/20/05 at $20 ...........................................          50,625
      250      12/20/2005 at $22.5 .......................................           9,375
      250      01/24/2006 at $22.5 .......................................          19,375
            UnitedHealth Group, Inc.,
      150      12/20/05 at $60 ...........................................          14,625
      150      12/20/2005 at $57.5 .......................................          40,125
            Verizon Communications, Inc.,
      250      1/24/06 at $32.5 ..........................................          15,000
            WellPoint, Inc.,
      150      12/20/05 at $80 ...........................................           6,375
                                                                             -------------

            TOTAL WRITTEN CALL OPTIONS (Premiums Received $523,906) ......   $     643,182
                                                                             -------------

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
CONTRACTS   WRITTEN PUT OPTION -- 0.00%                                  VALUE
--------------------------------------------------------------------------------
       75   Inamed Corp. ...........................................   $   1,125
                                                                       ---------
            TOTAL WRITTEN PUT OPTION (Premiums Received $19,649) ...       1,125
                                                                       ---------
            TOTAL OPEN OPTIONS WRITTEN -- (0.33)%
               (Premiums Received $543,555) ........................   $ 644,307
                                                                       =========
Ltd. -- Limited

As of November 30, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

--------------------------------------------------------------------------------------------
                                                                             NET UNREALIZED
                              TO RECEIVE                                      APPRECIATION
    SETTLEMENT DATE          (TO DELIVER)     INITIAL VALUE   MARKET VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------------------
Contracts to Sell
   12/01/05 ............      (143,241) EUR   $     169,024   $    168,875   $          150
   12/01/05 ............      (536,655) CAD         459,308        459,249               59
   12/01/05 ............       (12,279) GBP          21,165         21,248              (82)
   12/05/05 ............   (20,600,000) CAD      17,369,431     17,632,159         (262,728)
   12/05/05 ............       (20,365) GBP          35,140         35,238              (98)
   12/12/05 ............    (2,000,000) AUD       1,538,160      1,479,448           58,712
   12/12/05 ............    (9,100,000) GBP      16,438,456     15,744,599          693,857
   12/12/05 ............    (3,100,000) HKD         399,696        399,782              (87)
   12/20/05 ............    (1,000,000) CAD         840,477        856,436          (15,959)
   12/20/05 ............    (3,500,000) EUR       4,249,864      4,130,592          119,272
   12/20/05 ............    (8,350,000) NOK       1,289,376      1,241,912           47,464
   01/30/06 ............    (3,500,000) DKK         568,782        555,586           13,196
                                              -------------   ------------   --------------
Total Sell Contracts ...                      $  43,378,879   $ 42,725,124   $      653,756
                                              -------------   ------------   --------------
Contracts to Buy
   12/02/05 ............         6,581  GBP   $     (11,320)  $    (11,388)  $           68
   12/02/05 ............    19,944,873  JPY        (167,816)      (166,686)          (1,129)
   12/05/05 ............     1,895,339  DKK        (299,346)      (299,899)             553
   12/05/05 ............       479,702  GBP        (828,251)      (830,033)           1,784
   12/12/05 ............     4,000,000  GBP      (7,032,320)    (6,920,703)        (111,617)
   12/20/05 ............     6,350,000  NOK        (979,829)      (944,448)         (35,380)
                                              -------------   ------------   --------------
Total Buy Contracts ....                      $  (9,318,882)  $ (9,173,157)  $     (145,721)
                                              -------------   ------------   --------------
Net Contracts ..........                      $  34,059,997   $ 33,551,967   $      508,035
                                              =============   ============   ==============

AUD -- Australian Dollar                GPB -- British Pound Sterling
CAD -- Canadian Dollar                  HKD -- Hong Kong Dollar
DKK -- Danish Krone                     JPY -- Japanese Yen
EUR -- Euro Dollar                      NOK -- Norwegian Kroner

See accompanying notes to financial statements.

                               THE ARBITRAGE FUND
                        Notes to the Financial Statements
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Funds (the "Trust") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is The Arbitrage Fund (the "Fund"), a diversified series, which offers two classes of shares. Class R shares and Class I shares commenced operations on September 17, 2000 and October 17, 2003, respectively.

The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage.

The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to ..25% of the Fund's average daily net assets allocable to Class R shares, whereas Class I shares are not subject to any distribution fees.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The adviser to the Fund will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share, except that, shares of each class are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the six months ended November 30, 2005, proceeds from redemption fees were $24,384 in Class R and $863 in Class I.

INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Fund. The amount of distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

The tax character of distributions paid during the years ended May 31, 2005 and May 31, 2004 was as follows:

--------------------------------------------------------------------------------
         Year          Ordinary           Long-Term             Total
        Ended           Income          Capital Gains       Distributions
--------------------------------------------------------------------------------
       5/31/05       $ 10,778,315       $   1,146,281       $  11,924,596
       5/31/04       $ 10,129,873       $          --       $  10,129,873
--------------------------------------------------------------------------------

ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate shares of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

SHORT POSITIONS - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

OPTION TRANSACTIONS - The Fund may write (sell) covered call options to hedge portfolio investments. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of November 30, 2005:

--------------------------------------------------------------------------------
Cost of portfolio investments (including securities sold short
   and written options)                                           $ 159,322,114
                                                                  =============
Gross unrealized appreciation                                     $   7,215,156
Gross unrealized depreciation                                        (5,750,869)
                                                                  -------------
Net unrealized appreciation                                           1,464,287
Net unrealized appreciation on translation of assets and
   liabilities in foreign currencies                                    507,407
Capital loss carryforward                                            (1,501,804)
                                                                  -------------
Total accumulated surplus                                         $     469,890
                                                                  =============
--------------------------------------------------------------------------------

As of May 31, 2005, the Fund had a capital loss carryforward of $1,501,804, which expires May 31, 2013. The capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2005, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, options and short positions, amounted to $370,273,912 and $343,587,951, respectively.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Fund's investments are managed by Water Island Capital, LLC (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 1.50% of the Fund's average daily net assets.

Until August 31, 2012, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of 1.95% of the Fund's average daily net assets allocable to Class R shares and 1.70% of the Fund's average daily net assets allocable to Class I shares. Accordingly, for the six months ended November 30, 2005, the Adviser waived $171,834 of its advisory fee and reimbursed the Fund for $1,740 and $1,161 of Class R and Class I expenses, respectively.

The Adviser is permitted to recoup fees waived or expenses reimbursed after May 31, 2005 to the extent actual fees and expenses for a period are less than the expense limitation cap of each class, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of the Adviser. Effective October 1, 2004, the Vice President of the Trust also serves as Chief Compliance Officer ("CCO") of the Trust and of the Adviser. The Fund pays the Adviser 15% of the CCO's salary for providing CCO services.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, SEI Investments Global Funds Services ("SIGFS") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, SIGFS receives a monthly fee at an annual rate of .10% of the Fund's average daily net assets up to $500 million; and .08% of such assets in excess of $500 million, subject to a minimum fee of $150,000 per year. For the period July 25, 2005 through November 30, 2005, SIGFS was paid $71,284 under the administration agreement. Certain officers of the Trust are also officers of SIGFS. Such officers are paid no fees by the Trust for serving as officers of the Trust.

Prior to July 25, 2005, Ultimus Fund Solutions, LLC ("Ultimus") served as the Fund's administrator. For the performance of administrative services by Ultimus, the Fund paid Ultimus a fee at the annual rate of .15% of the average value of its daily net assets up to $50 million, .125% of such assets from $50 million to $100 million, .10% of such assets from $100 million to $250 million, .075% of such assets from $250 million to $500 million and .05% of such assets in excess of $500 million, subject to a minimum fee of $2,000 per month. For the period June 1, 2005 through July 24, 2005, Ultimus was paid $36,283 under the administration agreement.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and DST Systems, Inc. ("DST"), DST maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, DST receives from the Fund a monthly fee at an annual rate of $50,000 per account, subject to a minimum fee of $17,500 per year for each class of shares. For the period July 25, 2005 through November 30, 2005, DST was paid $26,049 under the transfer agent agreement. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

Prior to July 25, 2005, Ultimus served as the Fund's transfer agent. For these services Ultimus received from the Fund a monthly fee at an annual rate of $20 per account, subject to a minimum fee of $1,500 per month for each class of shares. For the period June 1, 2005 through July 24, 2005, Ultimus was paid $6,357 under the transfer agent agreement.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Prior  to July  25,  2005,  for  shareholder  accounts  held  through  financial intermediaries, Class I may have, in some cases, compensated these intermediaries for providing account maintenance services to their customers at an annual rate of not more than $20 per account. For the period June 1, 2005 through July 24, 2005, Class I paid $2,500 to financial intermediaries for account maintenance services.

FUND ACCOUNTING AGREEMENT

Prior to July 25, 2005, under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculated the daily net asset value per share and maintained the financial books and records of the Fund. For these services, Ultimus received from the Fund a monthly fee of $3,500, plus an asset based fee equal to .01% of the Fund's average daily net assets up to $500 million and ..005% of such assets in excess of $500 million. Additionally, on a monthly basis, Ultimus received $5 per trade for accounting for portfolio trades in excess of two hundred. For the period June 1, 2005 through July 24, 2005, Ultimus was paid $13,975 under the fund accounting agreement. In addition, the Fund reimbursed certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION AGREEMENT

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Class R shares, which permits Class R to pay for expenses incurred in the distribution and promotion of Class R shares. Under the Plan, Class R may pay compensation to any broker-dealer with whom the Distributor or the Fund, on behalf of Class R shares, has entered into a contract to distribute Class R shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed .25% annually of the average daily net assets allocable to Class R shares. During the six months ended November 30, 2005, the Fund paid Class R distribution expenses of $154,675 pursuant to the Plan.

Under the terms of a Distribution Agreement between the Trust and SEI Investments Distribution, Co. (the "Distributor"), the Distributor serves as principal underwriter and national distributor for the shares of the Fund. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commissions or sales loads for providing services to the Fund. The Distributor is an affiliate of SEI Investments Global Funds Services. Prior to July 25, 2005 Ultimus Fund Distributors, LLC served as the Fund's principal underwriter and distributor.

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

4. OPTIONS CONTRACTS

A summary of option contracts written during the six months ended November 30, 2005 is as follows:
--------------------------------------------------------------------------------
                                                        OPTION        OPTION
                                                      CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at beginning of period                 3,730   $    463,871
Options written                                           47,705      5,983,210
Options canceled in a closing purchase transaction       (13,555)    (2,454,654)
Options exercised                                        (15,132)    (2,052,219)
Options expired                                          (16,476)    (1,396,653)
                                                    ------------   ------------
Options outstanding at end of period                       6,272   $    543,555
                                                    ============   ============
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital transactions for the periods shown:
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED           YEAR
                                                    NOVEMBER 30,       ENDED
                                                        2005          MAY 31,
                                                     (UNAUDITED)        2005
--------------------------------------------------------------------------------
CLASS R
Shares sold                                              940,823      3,553,278
Shares issued in reinvestment of distributions                --        572,406
Shares redeemed                                       (2,818,338)   (11,968,047)
                                                    ------------   ------------
Net decrease in shares outstanding                    (1,877,515)    (7,842,363)
Shares outstanding at beginning of period             11,282,381     19,124,744
                                                    ------------   ------------
Shares outstanding at end of period                    9,404,866     11,282,381
                                                    ============   ============

CLASS I
Shares sold                                            1,332,271      4,445,038
Shares issued in reinvestment of distributions                --        359,150
Shares redeemed                                       (2,462,177)   (10,390,377)
                                                    ------------   ------------
Net decrease in shares outstanding                    (1,129,906)    (5,586,189)
Shares outstanding at beginning of period              7,914,256     13,500,445
                                                    ------------   ------------
Shares outstanding at end of period                    6,784,350      7,914,256
                                                    ============   ============

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

6. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investment from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

7. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. SECURITIES LENDING

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and

                               THE ARBITRAGE FUND
                  Notes to the Financial Statements (Continued)
                          November 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan as of November 30, 2005.

During the six months ended November 30, 2005, the Fund earned $1,151 in securities lending income.

9. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

10. EQUITY SWAP CONTRACTS

The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian and/or counterparty's broker in compliance with swap contracts. Risks may exceed amounts recognized in the Statements of Net Assets. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Funds' Portfolio of Investments. As of November 30, 2005, the Fund had long equity swap contracts outstanding of $10,111,877.

                               THE ARBITRAGE FUND
                     About Your Fund's Expenses (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares held within 90 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                               THE ARBITRAGE FUND
               About Your Fund's Expenses (Unaudited) (Continued)
--------------------------------------------------------------------------------

THE ARBITRAGE FUND - CLASS R
--------------------------------------------------------------------------------
                                    BEGINNING        ENDING
                                  ACCOUNT VALUE   ACCOUNT VALUE   EXPENSES PAID
                                   JUNE 1, 2005   NOV. 30, 2005   DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $  1,000.00     $  1,019.40       $  10.43
Based on Hypothetical 5% Return
    (before expenses)              $  1,000.00     $  1,014.74       $  10.40
--------------------------------------------------------------------------------

* Expenses are equal to the Arbitrage Fund - Class R annualized expense ratio of 2.06% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ARBITRAGE FUND - CLASS I
--------------------------------------------------------------------------------
                                    BEGINNING        ENDING
                                  ACCOUNT VALUE   ACCOUNT VALUE   EXPENSES PAID
                                   JUNE 1, 2005   NOV. 30, 2005   DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $  1,000.00     $  1,021.00       $   9.17
Based on Hypothetical 5% Return
    (before expenses)              $  1,000.00     $  1,015.99       $   9.15
--------------------------------------------------------------------------------

* Expenses are equal to the Arbitrage Fund - Class I annualized expense ratio of 1.81% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                               THE ARBITRAGE FUND
                          Other Information (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings will be available upon request, by calling 1-800-295-4485. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        [THE ARBITRAGE FUND LOGO OMITTED]

                         A SERIES OF THE ARBITRAGE FUNDS

                       ADVISER   WATER ISLAND CAPITAL, LLC
                                 650 Fifth Avenue, 6th Floor
                                 New York, NY 10019

                   DISTRIBUTOR   SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                TRANSFER AGENT   DST SYSTEMS, INC.
                                 P.O. Box 219842
                                 Kansas City, MO 64121-9842

                     CUSTODIAN   MELLON BANK, N.A.
                                 One Mellon Bank Center
                                 Pittsburgh, PA 15258

ARB (1/06)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Arbitrage Funds


By (Signature and Title)*                   /s/ John S. Orrico
                                            ------------------
                                            John S. Orrico
                                            President and Treasurer

Date January 27, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ John S. Orrico
                                            ------------------
                                            John S. Orrico
                                            President and Treasurer

Date January 27, 2006


By (Signature and Title)*                   /s/ Eric Kleinschmidt
                                            ---------------------
                                            Eric Kleinschmidt
                                            Chief Financial Officer

Date January 27, 2006

* Print the name and title of each signing officer under his or her signature.